Employee Benefit Plans (Tables)	6 Months Ended
Jun. 30, 2019
Retirement Benefits [Abstract]
Schedule of Net Benefit Costs
Net periodic defined benefit pension benefit costs include the:

	Three months ended June 30,		Six months ended June 30,
	2019	2018	2019	2018
	Non-U.S.	Non-U.S.	Non-U.S.	Non-U.S.
	(In thousands)
Service cost	$418	$416	$729	$831
Interest cost	425	463	857	943
Net periodic cost	$843	$879	$1,586	$1,774